REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
3. REVENUES
We adopted the New Revenue Standard on January 1, 2018 using the modified retrospective approach. The New Revenue Standard did not have an impact on the amount or timing of our revenue recognition; however, certain payments to customers were reclassified from advertising expenses to a reduction from revenues, resulting in an immaterial impact to the individual financial statement line items of our consolidated statements of income. Results for reporting periods beginning on and after January 1, 2018 are presented under the New Revenue Standard, while prior period results have not been adjusted and continue to be reported under the accounting standards in effect for those periods.
Disaggregation of Revenues
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2019	2018	2017(1)
Primary Geographical Regions:
United States	$4,184,206	$3,981,056	$3,775,729
Canada	294,040	291,685	269,603
Latin America and the Caribbean	292,116	273,912	296,623

	$4,770,362	$4,546,653	$4,341,955

Major Product Lines:
HVAC equipment	68%	67%	67%
Other HVAC products	28%	29%	28%
Commercial refrigeration products	4%	4%	5%

	100%	100%	100%

(1)	As noted above, amounts prior to January 1, 2018 have not been adjusted under the modified retrospective method and remain as originally reported for such periods.